Earnings Per Share - Components of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income attributable to U.S. Bancorp	$ 5,879	$ 5,851	$ 5,836
Preferred dividends	(247)	(243)	(250)
Impact of preferred stock redemption			(8)
Earnings allocated to participating stock awards	(24)	(25)	(26)
Net income applicable to U.S. Bancorp common shareholders	$ 5,608	$ 5,583	$ 5,552
Average common shares outstanding	1,764	1,803	1,839
Net effect of the exercise and assumed purchase of stock awards	8	10	10
Average diluted common shares outstanding	1,772	1,813	1,849
Earnings per common share	$ 3.18	$ 3.10	$ 3.02
Diluted earnings per common share	$ 3.16	$ 3.08	$ 3.00